September 8, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re: Transamerica Separate Account VA-6 of Transamerica Life Insurance and Annuity Company (File No. 333-9745)

Dear Commissioners:

On behalf of Transamerica Separate Account VA-6 of Transamerica Life Insurance and Annuity Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows: the Alger American Income and Growth Portfolio; the Alliance Variable Products Growth and Income Portfolio and Premier Growth Portfolio; the Dreyfus Variable Investment Fund Appreciation Portfolio and Small Cap Portfolio; the Janus Aspen Series Balanced Portfolio and Worldwide Growth Portfolio; MFS Variable Insurance Trust Emerging Growth Series, Growth with Income Series and Research Series; Morgan Stanley Universal Funds, Inc., Fixed Income Portfolio, High Yield Portfolio and International Magnum Portfolio; OCC Accumulation Trust Managed Portfolio and Small Cap Portfolio; the Transamerica Variable Insurance Fund, Inc. Growth Portfolio and Money Market Portfolio; and the PIMCO VIT StockPlus Growth and Income Portfolio.

These Semi-Annual Reports are for the period ending June 30, 2000 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal


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Entity:  Alger American Fund Income and Growth Portfolio
File No.:         811-05550
Date of Filing:   8-29-2000
Accession No.     0000930413-00-001157
CIK:     0000930413


Entity:  Alliance Variable Products Series Fund, Inc., Growth and Income
Portfolio
File No.:         811-05398
Date of Filing:  8-21-2000
Accession No.  0000936772-00-000234
CIK: 0000825316


Entity:  Alliance Variable Products Series Funds, Inc., Premier Growth Portfolio
File No.:         811-05398
Date of Filing:  8-21-2000
Accession No.  000936772-00-000233
CIK: 0000825316


Entity:  Dreyfus Variable Investment Fund Appreciation Portfolio
File No.:         811-05125
Date of Filing:   8-18-2000
Accession No.     0000813383-00-000022
CIK:     0000813383


Entity:  Dreyfus Variable Investment Fund Small Cap Portfolio
File No.:         811-05125
Date of Filing:   8-18-2000
Accession No.     0000813383-00-000022
CIK:     0000813383


Entity:  Janus Aspen Series Balanced Portfolio
File No.:         811-007736
Date of Filing:   8-23-2000
Accession No.     0001012709-00-000754
CIK:     0000906185

Entity:  Janus Aspen Series Worldwide Growth Portfolio
File No.:         811-007736
Date of Filing:   8-23-2000
Accession No.     0001012709-00-000754
CIK:     0000906185


Entity:  MFS Variable Insurance Trust Emerging Growth Series
File No.:         811-08326
Date of Filing:    8-11-2000
Accession No.     0000950156-00-000382
CIK:  0000918571


Entity:  MFS Variable Insurance Trust Growth with Income Series
File No.:         811-08326
Date of Filing: 8-11-2000
Accession No.  0000950156-00-000384
CIK:  0000918571

Entity:  MFS Variable Insurance Trust Research Series
File No.:         811-08326
Date of Filing:  8-11-2000
Accession No.  0000950156-00-000383
CIK:     0000918571

Entity:  Morgan Stanley Universal Fund, Inc. Fixed Income Portfolio
File No.:         811-07607
Date of Filing:    9-1-2000
Accession No.     0000912057-00-039923
CIK:     0001011378

Entity:  Morgan Stanley Universal Fund, Inc. High Yield Portfolio
File No.:         811-07607
Date of Filing:   9-1-2000
Accession No.     0000912057-00-039923
CIK:     0001011378

Entity:  Morgan Stanley Universal Fund, Inc. International Magnum Portfolio
File No.:         811-07607
Date of Filing:    9-1-2000
Accession No.     0000912057-00-0039923
CIK:     0001011378

Entity:  OCC Accumulation Trust Managed Portfolio
File No.:         811-08512
Date of Filing:   8-16-2000
Accession No.     0000912057-00-037958
CIK:     0000923185


Entity:  OCC Accumulation Trust Small Cap Portfolio
File No.:         811-08512
Date of Filing:   8-16-2000
Accession No.     0000912057-00-037957
CIK:     0000923185

Entity:  Transamerica Variable Insurance Fund, Inc. Growth Portfolio
File No.:         811-9126
Date of Filing:   9-7-2000
Accession No.     0001002786-00-000015
CIK:     0001002786

Entity:  Transamerica Variable Insurance Fund, Inc. Money Market Portfolio
File No.:         811-9126
Date of Filing:    9-7-2000
Accession No.     0001002786-00-000015
CIK:     0001002786

Entity:  PIMCO VIT StockPlus Growth and Income
File No.: 811-08399

Date of Filing: 9-5-2000
Accession No.:  0001017062-00-001983
CIK: 0001047304